Organization and Description of Business, Liquidity, and Risk Factors (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization and Description of Business, Liquidity, and Risk Factors [Abstract]
Cash	$ 100,231	$ 38,982	$ 171,480